Stock-Based Compensation - Schedule of Stock Options Activity (Details) - Stock Options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation - Schedule of Stock Options Activity (Details) [Line Items]
Number of Options, Outstanding Beginning	38.6	104,823
Weighted Average Exercise Price, Outstanding Beginning	$ 68,825	$ 27.61
Number of Options, Exercisable	38.6	4,823
Weighted Average Exercise Price, Exercisable	$ 68,825	$ 550.6
Number of Options, Options expected to vest
Weighted Average Exercise Price Options, Options expected to vest
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Exercised		(100,000)
Weighted Average Exercise Price, Exercised
Number of Options, Outstanding Ending	38.6	38.6
Weighted Average Exercise Price, Outstanding Ending	$ 68,825	$ 68,825
Previously Reported [Member]
Stock-Based Compensation - Schedule of Stock Options Activity (Details) [Line Items]
Number of Options, Outstanding Beginning	4,823
Weighted Average Exercise Price, Outstanding Beginning	$ 550.6
Number of Options, Outstanding Ending		4,823
Weighted Average Exercise Price, Outstanding Ending		$ 550.6